DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Inflation rate for preset value (percent)	2.30%
Long-term restricted cash	$ 14	$ 13
Reconciliation of changes in other provisions [abstract]
Disposition	0	92
Balance at December 31	$ 336	$ 259
Decommissioning provision
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	50 years
Inflation rate for preset value (percent)		2.10%
Long-term restricted cash	$ 14	$ 13
Reconciliation of changes in other provisions [abstract]
Balance at January 1	261	412
Unwinding of discount rate	16	15
Change in rates	65	(158)
Disposition	0	(20)
Additions	4	1
Change in cost estimates and other	(4)	11
Total	342	261
Current portion of provision	6	2
Balance at December 31	$ 336	$ 259
Decommissioning provision | Minimum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	1 year
Risk-free rate for preset value (percent)	5.00%	5.70%
Decommissioning provision | Maximum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	68 years
Risk-free rate for preset value (percent)	5.80%	6.40%